TAX STATUS (Details)	12 Months Ended
Dec. 31, 2025
AbbVie Savings Plan
TAX STATUS
Determination letter obtained	true
Determination letter date	Aug. 20, 2018
Tax qualification status	us-gaap:QualifiedPlanMember
AbbVie Puerto Rico Savings Plan
TAX STATUS
Determination letter obtained	true
Determination letter date	Feb. 06, 2024
Tax qualification status	us-gaap:QualifiedPlanMember